Other investments (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Other Investments

	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2020 £m	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2019 £m
At 1 January	1,781	56	1,837	1,250	72	1,322
Additions	409	3,205	3,614	274	3	277
Net fair value movements through Other comprehensive income	1,318	—	1,318	314	—	314
Net fair value movements through profit or loss	—	(438)	(438)	—	(14)	(14)
Disposals and settlements	(569)	(2,702)	(3,271)	(57)	(5)	(62)

At 31 December	2,939	121	3,060	1,781	56	1,837